Company Background	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Company Background

NOTE 1 – COMPANY BACKGROUND

Cardax Pharmaceuticals, Inc. (“Holdings”) was incorporated in the State of Delaware on March 23, 2006.

Holdings was formed for the purpose of developing a platform of proprietary, exceptionally safe, small molecule compounds for large unmet medical needs where oxidative stress and inflammation play important causative roles. Holdings’ platform has application in arthritis, metabolic syndrome, liver disease, and cardiovascular disease, as well as macular degeneration and prostate disease. Holdings’ current primary focus is on the development of astaxanthin technologies. Astaxanthin is a naturally occurring marine compound that has robust anti-oxidant and anti-inflammatory activity.

In May of 2013, Holdings formed a 100% owned subsidiary company called Cardax Pharma, Inc. (“Pharma”). Pharma was formed to maintain Holdings’ operations going forward, leaving Holdings as an investment holding company.

On November 29, 2013, Holdings entered into a definitive merger agreement (“Merger Agreement”) with Koffee Korner Inc., a Delaware corporation (“Koffee Korner”) (OTCQB:KOFF), and its wholly owned subsidiary (“Koffee Sub”), pursuant to which, among other matters and subject to the conditions set forth in such Merger Agreement, Koffee Sub would merge with and into Pharma. In connection with such merger agreement and related agreements, upon the consummation of such merger, Pharma would become a wholly owned subsidiary of Koffee Korner and Koffee Korner would issue shares of its common stock to Holdings. At the effective time of such merger, Holdings would own a majority of the shares of the then issued and outstanding shares of common stock of Koffee Korner.

On February 7, 2014, Holdings completed its merger with Koffee Korner, which was renamed to Cardax, Inc. (the “Company”) (OTCQB:CDXI). Concurrent with the merger: (i) the Company received aggregate gross cash proceeds of $3,923,100 in exchange for the issuance and sale of an aggregate 6,276,960 of shares of the Company’s common stock, together with five year warrants to purchase an aggregate of 6,276,960 shares of the Company’s common stock at $0.625 per share, (ii) the notes issued on January 3, 2014, in the outstanding principal amount of $2,076,000 and all accrued interest thereon, automatically converted into 3,353,437 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 3,321,600 shares of common stock at $0.625 per share, (iii) the notes issued in 2013, in the outstanding principal amount of $8,489,036 and all accrued interest thereon, automatically converted into 14,446,777 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 14,446,777 shares of common stock at $0.625 per share, (iv) stock options to purchase 15,290,486 shares of Holdings common stock at $0.07 per share were cancelled and substituted with stock options to purchase 6,889,555 shares of the Company’s common stock at $0.155 per share, (v) additional stock options to purchase 20,867,266 shares of the Company’s common stock at $0.625 per share were issued, and (vi) the notes issued in 2008 and 2009, in the outstanding principal amounts of $55,000 and $500,000, respectively, and all accrued interest thereon, were repaid in full. The assets and liabilities of Koffee Korner were distributed in accordance with the terms of a spin-off agreement on the closing date.

The share exchange transaction was treated as a reverse acquisition, with Holdings and Pharma as the acquirers and Koffee Korner and Koffee Sub as the acquired parties. Unless the context suggests otherwise, when the Company refers to business and financial information for periods prior to the consummation of the reverse acquisition, the Company is referring to the business and financial information of Holdings and Pharma. Under accounting principles generally accepted in the United States of America (“U.S. GAAP”) guidance Accounting Standards Codification (“ASC”) No. 805-40, Business Combinations – Reverse Acquisitions, the Acquisition has been treated as a reverse acquisition with no adjustment to the historical book and tax basis of the Company’s assets and liabilities.

On August 28, 2014, the Company entered into an Agreement and Plan of Merger (the “Holdings Merger Agreement”) with its principal stockholder, Holdings, pursuant to which Holdings would merge with and into the Company (the “Holdings Merger”). On September 18, 2015, the Company filed a Form S-4 with the SEC in contemplation of the Holdings Merger. There would not be any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings would receive an aggregate number of shares and warrants to purchase shares of the Company’s common stock equal to the aggregate number of shares of the Company’s common stock that were held by Holdings on the date of the closing of the Holdings Merger. The Company’s restricted shares of common stock held by Holdings would be cancelled upon the closing of the Holdings Merger. Accordingly, there would not be not any change to the Company’s fully diluted capitalization due to the Holdings Merger.

On November 24, 2015, the Holdings Merger Agreement was amended and restated (the “Amended Holdings Merger Agreement”). Under the terms of Amended Holdings Merger Agreement, the shares of common stock, par value $0.001 per share of Holdings and the shares of all other issued and outstanding capital stock of Holdings that by their terms were convertible or could otherwise be exchanged for shares of Holdings common stock, would be converted into and exchanged for the Company’s shares of Common Stock in a ratio of approximately 2.2:1. In addition, the Company would grant Holdings’ option and warrant holders warrants to purchase the Company’s warrants at the same stock conversion ratio. On November 24, 2015, the Company filed an amendment to the Form S-4 with the SEC and on March 29, 2015, the Form S-4 was declared effective by the SEC.

On December 30, 2015, the Company completed its merger with Holdings, pursuant to the Amended Holdings Merger Agreement. At closing, Holdings merged with and into the Company, with the Company surviving the Holdings Merger. Pursuant to the Amended Holdings Merger Agreement, there was not any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings received an aggregate number of shares and warrants to purchase shares of Company common stock equal to the aggregate number of shares of Company common stock that were held by Holdings on the date of the closing of the Holdings Merger. The Company’s restricted shares of common stock held by Holdings were cancelled upon the closing of the Holdings Merger. Accordingly, there was not any change to the Company’s fully diluted capitalization due to the Holdings Merger.

The Company is engaged in the development and commercialization of dietary supplements and pharmaceuticals. The Company’s first commercial product, ZanthoSyn®, is a physician recommended anti-inflammatory supplement for health and longevity that provides astaxanthin with enhanced absorption and purity. The Company sells ZanthoSyn® primarily through wholesale and e-commerce channels. The Company is also developing astaxanthin and related compounds, including CDX-085, for pharmaceutical applications. The safety and efficacy of the Company’s products have not been directly evaluated in clinical trials or confirmed by the FDA.

Going concern matters

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements, the Company incurred net losses of $928,888 and $3,076,873, for the three and nine-months ended September 30, 2018, respectively, and net losses of $363,156 and $1,197,035 for the three and nine-months ended September 30, 2017, respectively. The Company has incurred losses since inception resulting in an accumulated deficit of $60,995,969 as of September 30, 2018, and has had negative cash flows from operating activities since inception. The Company expects that its marketing program for ZanthoSyn® will continue to focus on outreach to physicians, healthcare professionals, retail personnel, and consumers, and anticipates further losses in the development of its business. As a result of these and other factors, management has determined there is substantial doubt about the Company’s ability to continue as a going concern.

During the quarter ended September 30, 2018, the Company raised additional capital to carry out its business plan. As part of the Company’s efforts, it raised an additional $1.44 million in gross proceeds through the exchange of 9.6 million warrants via a warrant exchange offering that closed on July 27, 2018. As of September 30, 2018, $653,278 of this amount remained in an escrow account as subscriptions receivable and was collected on October 5, 2018, less $113,616 in placement fees and expenses, to net $539,662.

The Company’s continued ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raises substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these uncertainties.

NOTE 1 – COMPANY BACKGROUND

Cardax Pharmaceuticals, Inc. (“Holdings”) was incorporated in the State of Delaware on March 23, 2006.

Holdings was formed for the purpose of developing a platform of proprietary, exceptionally safe, small molecule compounds for large unmet medical needs where oxidative stress and inflammation play important causative roles. Holdings’ platform has application in arthritis, metabolic syndrome, liver disease, and cardiovascular disease, as well as macular degeneration and prostate disease. Holdings’ current primary focus is on the development of astaxanthin technologies. Astaxanthin is a naturally occurring marine compound that has robust anti-oxidant and anti-inflammatory activity.

In May of 2013, Holdings formed a 100% owned subsidiary company called Cardax Pharma, Inc. (“Pharma”). Pharma was formed to maintain Holdings’ operations going forward, leaving Holdings as an investment holding company.

On November 29, 2013, Holdings entered into a definitive merger agreement (“Merger Agreement”) with Koffee Korner Inc., a Delaware corporation (“Koffee Korner”) (OTCQB:KOFF), and its wholly owned subsidiary (“Koffee Sub”), pursuant to which, among other matters and subject to the conditions set forth in such Merger Agreement, Koffee Sub would merge with and into Pharma. In connection with such merger agreement and related agreements, upon the consummation of such merger, Pharma would become a wholly owned subsidiary of Koffee Korner and Koffee Korner would issue shares of its common stock to Holdings. At the effective time of such merger, Holdings would own a majority of the shares of the then issued and outstanding shares of common stock of Koffee Korner.

On February 7, 2014, Holdings completed its merger with Koffee Korner, which was renamed to Cardax, Inc. (the “Company”) (OTCQB:CDXI). Concurrent with the merger: (i) the Company received aggregate gross cash proceeds of $3,923,100 in exchange for the issuance and sale of an aggregate 6,276,960 of shares of the Company’s common stock, together with five year warrants to purchase an aggregate of 6,276,960 shares of the Company’s common stock at $0.625 per share, (ii) the notes issued on January 3, 2014, in the outstanding principal amount of $2,076,000 and all accrued interest thereon, automatically converted into 3,353,437 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 3,321,600 shares of common stock at $0.625 per share, (iii) the notes issued in 2013, in the outstanding principal amount of $8,489,036 and all accrued interest thereon, automatically converted into 14,446,777 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 14,446,777 shares of common stock at $0.625 per share, (iv) stock options to purchase 15,290,486 shares of Holdings common stock at $0.07 per share were cancelled and substituted with stock options to purchase 6,889,555 shares of the Company’s common stock at $0.155 per share, (v) additional stock options to purchase 20,867,266 shares of the Company’s common stock at $0.625 per share were issued, and (vi) the notes issued in 2008 and 2009, in the outstanding principal amounts of $55,000 and $500,000, respectively, and all accrued interest thereon, were repaid in full. The assets and liabilities of Koffee Korner were distributed in accordance with the terms of a spin-off agreement on the closing date.

The share exchange transaction was treated as a reverse acquisition, with Holdings and Pharma as the acquirers and Koffee Korner and Koffee Sub as the acquired parties. Unless the context suggests otherwise, when the Company refers to business and financial information for periods prior to the consummation of the reverse acquisition, the Company is referring to the business and financial information of Holdings and Pharma. Under accounting principles generally accepted in the United States of America (“U.S. GAAP”) guidance Accounting Standards Codification (“ASC”) No. 805-40, Business Combinations – Reverse Acquisitions, the Acquisition has been treated as a reverse acquisition with no adjustment to the historical book and tax basis of the Company’s assets and liabilities.

On August 28, 2014, the Company entered into an Agreement and Plan of Merger (the “Holdings Merger Agreement”) with its principal stockholder, Holdings, pursuant to which Holdings would merge with and into the Company (the “Holdings Merger”). On September 18, 2015, the Company filed a Form S-4 with the SEC in contemplation of the Holdings Merger. There would not be any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings would receive an aggregate number of shares and warrants to purchase shares of the Company’s common stock equal to the aggregate number of shares of the Company’s common stock that were held by Holdings on the date of the closing of the Holdings Merger. The Company’s restricted shares of common stock held by Holdings would be cancelled upon the closing of the Holdings Merger. Accordingly, there would not be not any change to the Company’s fully diluted capitalization due to the Holdings Merger.

On November 24, 2015, the Holdings Merger Agreement was amended and restated (the “Amended Holdings Merger Agreement”). Under the terms of Amended Holdings Merger Agreement, the shares of common stock, par value $0.001 per share of Holdings and the shares of all other issued and outstanding capital stock of Holdings that by their terms were convertible or could otherwise be exchanged for shares of Holdings common stock, would be converted into and exchanged for the Company’s shares of common stock in a ratio of approximately 2.2:1. In addition, the Company would grant Holdings’ option and warrant holders warrants to purchase the Company’s warrants at the same stock conversion ratio. On November 24, 2015, the Company filed an amendment to the Form S-4 with the SEC and on December 29, 2015, the Form S-4 was declared effective by the SEC.

On December 30, 2015, the Company completed its merger with Holdings, pursuant to the Amended Holdings Merger Agreement. At closing, Holdings merged with and into the Company, with the Company surviving the Holdings Merger. Pursuant to the Amended Holdings Merger Agreement, there was not any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings received an aggregate number of shares and warrants to purchase shares of Company common stock equal to the aggregate number of shares of Company common stock that were held by Holdings on the date of the closing of the Holdings Merger. The Company’s restricted shares of common stock held by Holdings were cancelled upon the closing of the Holdings Merger. Accordingly, there was not any change to the Company’s fully diluted capitalization due to the Holdings Merger.

The Company is engaged in the development, marketing, and distribution of consumer health products. The Company’s first commercial product, ZanthoSyn®, is a physician recommended anti-inflammatory supplement for health and longevity that features astaxanthin with optimal absorption and purity. The Company sells ZanthoSyn® primarily through e-commerce and wholesale channels. As a second-generation product, the Company is developing CDX-085, its patented astaxanthin derivative for highly concentrated astaxanthin product applications. The Company also plans to pursue pharmaceutical applications of astaxanthin and related compounds. The safety and efficacy of the Company’s products have not been directly evaluated in clinical trials or confirmed by the FDA.

Going concern matters

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying condensed consolidated financial statements, the Company incurred a net loss of $1,985,234 and $1,783,705 for the years ended December 31, 2017 and 2016, respectively. The Company has incurred losses since inception resulting in an accumulated deficit of $57,919,096 as of December 31, 2017, and has had negative cash flows from operating activities since inception. The Company expects that its marketing program for ZanthoSyn® will continue to focus on outreach to physicians, healthcare professionals, retail personnel, and consumers, and anticipates further losses in the development of its business. As a result of these and other factors, management has determined there is substantial doubt about the Company’s ability to continue as a going concern.

In addition to the $4,138,435 raised in the year ended December 31, 2017, the Company plans to raise additional capital to carry out its business plan. The Company’s ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these uncertainties.

On March 28, 2016, the Company furloughed all of its employees and independent contractors indefinitely and arranged with its Chief Executive Officer, David G. Watumull; its Chief Financial Officer, John B. Russell; and its Vice President, Operations, David M. Watumull, to continue their services for cash compensation equal to the minimum wage. In September 2017, the Company ended this furlough and restored their employees to 75% of their base pay.